Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41943
Entity Registrant Name	Amer Sports, Inc.
Entity Address, Address Line One	Cricket Square, Hutchins Drive
Entity Address, Address Line Two	P.O. Box 2681
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1111
Entity Address, Country	KY
Entity Central Index Key	0001988894
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024